Share-based Payments - Schedule of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Share Based Payments [Abstract]
Number of options outstanding, beginning balance | shares	12,153,772	12,243,526	14,646,720
Number of options granted | shares	2,356,040	4,152,565	3,578,000
Number of options forfeited | shares	(855,051)	(719,860)	(1,220,508)
Number of options exercised | shares	(4,556,908)	(3,478,660)	(4,736,555)
Number of options expired | shares	(56,565)	(43,799)	(24,131)
Number of options outstanding, ending balance | shares	9,041,288	12,153,772	12,243,526
Number of options, Exercisable | shares	4,022,751	5,553,650	5,162,876
Weighted average exercise price outstanding, beginning balance | $ / shares	$ 107.68	$ 77.63	$ 48.73
Weighted average exercise price granted | $ / shares	180.12	147.11	142.20
Weighted average exercise price forfeited | $ / shares	131.30	105.01	62.82
Weighted average exercise price exercised | $ / shares	78.87	49.41	40.97
Weighted average exercise price expired | $ / shares	146.69	117.79	54.98
Weighted average exercise price outstanding, ending balance | $ / shares	138.60	107.68	77.63
Weighted average exercise price, Exercisable | $ / shares	$ 113.91	$ 84.18	$ 58.25